Schedule of Derivative Instruments (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 11, 2014	Apr. 01, 2014	Aug. 24, 2014	Mar. 31, 2015	Apr. 04, 2015	Dec. 31, 2014
Shares of common stock issuable upon exercise of debt				$ 34,984,114		$ 23,193,987
Estimated market value of common stock on measurement date				$ 0.0196		$ 0.17
Expected dividend rate				0.00%		0.00%
Minimum [Member]
Exercise price				$ 0.009		$ 0.00766
Risk free interest rate				0.05%		0.04%
Expected volitility				53.91%		61.54%
Expected exercise term in years				29 days		3 months
Maximum [Member]
Exercise price				$ 0.1		$ 0.1
Risk free interest rate				0.25%		0.25%
Expected volitility				126.85%		105.00%
Expected exercise term in years				1 year		1 year
RM-DC Note [Member] | First Tranche [Member]
Shares of common stock issuable upon exercise of debt					$ 6,086,956	$ 3,400,000
Exercise price					$ 0.10	$ 0.1
Risk free interest rate						0.04%
Expected dividend rate					0.00%	0.00%
Expected volitility					49.41%	61.54%
Expected exercise term in years						3 months
RM-DC Note [Member] | First Tranche [Member] | Minimum [Member]
Estimated market value of common stock on measurement date					$ 0.09
Risk free interest rate					0.11%
Expected exercise term in years					1 year
RM-DC Note [Member] | First Tranche [Member] | Maximum [Member]
Estimated market value of common stock on measurement date					$ 0.155
Risk free interest rate		0.03%				0.03%
Expected volitility						219.00%
Expected exercise term in years					3 months
RM-DC Note [Member] | Second Tranche [Member]
Shares of common stock issuable upon exercise of debt	$ 6,086,956					$ 6,086,957
Estimated market value of common stock on measurement date	$ 0.05
Exercise price	$ 0.10					$ 0.1
Risk free interest rate	0.21%					0.25%
Expected dividend rate	0.00%					0.00%
Expected volitility	102.85%					105.00%
Expected exercise term in years	1 year					1 year
MP Note [Member]
Shares of common stock issuable upon exercise of debt			$ 4,642,214			$ 13,707,030
Estimated market value of common stock on measurement date			$ 0.05
Exercise price			$ 0.02262			$ 0.00766
Risk free interest rate			0.11%			0.12%
Expected dividend rate			0.00%			0.00%
Expected volitility			94.98%			76.90%
Expected exercise term in years			1 year			9 months
New Issuances [Member]
Shares of common stock issuable upon exercise of debt				$ 13,615,794
Risk free interest rate				0.25%
Expected dividend rate				0.00%
Expected exercise term in years				9 months
New Issuances [Member] | Minimum [Member]
Estimated market value of common stock on measurement date				$ 0.02
Exercise price				$ 0.009
Expected volitility				119.11%
New Issuances [Member] | Maximum [Member]
Estimated market value of common stock on measurement date				$ 0.0261
Exercise price				$ 0.03
Expected volitility				125.57%